ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable
Less: Allowance for doubtful accounts	$ (3,739)	$ (3,653)
Billed accounts receivable, net	45,279	47,834
Unbilled accounts receivable, net	105,240	87,212
Allowance for doubtful accounts
Balance at beginning of year	3,653	404
Provision (reverse) for doubtful accounts	779	3,235
Write-offs	(727)	(25)
Exchange rate differences	34	39
Balance at end of year	3,739	3,653
Billed receivable
Accounts receivable
Accounts receivable, gross	46,799	48,719
Notes receivable	2,219	1,841
Less: Allowance for doubtful accounts	(3,739)	(2,726)
Billed accounts receivable, net	45,279	47,834
Allowance for doubtful accounts
Balance at end of year	3,739	2,726
Unbilled receivable
Accounts receivable
Accounts receivable, gross	105,240	88,139
Less: Allowance for doubtful accounts		(927)
Unbilled accounts receivable, net	105,240	87,212
Allowance for doubtful accounts
Balance at end of year		$ 927